Burney U.S. Factor Rotation ETF
Schedule of Investments
October 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 5.7%
157	Boeing Co. (a)	$22,374
6,506	General Dynamics Corp.	1,625,199
1,634	Huntington Ingalls Industries, Inc.	420,052
6,394	L3Harris Technologies, Inc.	1,575,929
1,160	Lockheed Martin Corp.	564,549
24,847	Moog, Inc. - Class A	2,105,783
15,168	Raytheon Technologies Corp.	1,438,230
		7,752,116
Agricultural Products - 2.5%
31,703	Archer-Daniels-Midland Co.	3,074,557
4,180	Ingredion, Inc.	372,522
		3,447,079
Air Freight & Logistics - 0.1%
509	United Parcel Service, Inc. - Class B	85,395

Airlines - 0.0% (b)
509	American Airlines Group, Inc. (a)	7,218
100	Southwest Airlines Co. (a)	3,635
150	United Airlines Holdings, Inc. (a)	6,462
		17,315
Aluminum - 0.0% (b)
1,114	Constellium SE (a)(c)	12,276

Apparel Retail - 0.5%
9,026	TJX Cos., Inc.	650,775

Apparel, Accessories & Luxury Goods - 0.2%
2,635	Oxford Industries, Inc.	268,059

Application Software - 5.5%
11,256	Box, Inc. - Class A (a)	326,987
301	Cadence Design Systems, Inc. (a)	45,568
10,040	Fair Isaac Corp. (a)	4,807,554
103	Intuit, Inc.	44,033
1,627	Paylocity Holding Corp. (a)	377,122
6,294	Synopsys, Inc. (a)	1,841,310
		7,442,574
Asset Management & Custody Banks - 0.0% (b)
32	BlackRock, Inc.	20,669

Automobile Manufacturers - 0.1%
649	Ford Motor Co.	8,677
75	Tesla, Inc. (a)	17,066
2,743	Winnebago Industries, Inc.	163,730
		189,473
Automotive Retail - 5.0%
1,437	AutoZone, Inc. (a)	3,639,749
11,720	Group 1 Automotive, Inc.	2,027,560
30	Lithia Motors, Inc.	5,945
1,379	O’Reilly Automotive, Inc. (a)	1,154,457
		6,827,711
Biotechnology - 0.8%
1,088	AbbVie, Inc.	159,283
2,133	Amgen, Inc.	576,657
560	Biogen, Inc. (a)	158,726
2,623	Gilead Sciences, Inc.	205,801
		1,100,467
Broadcasting - 1.0%
7,770	Nexstar Media Group, Inc.	1,331,001

Building Products - 0.2%
2,577	A.O. Smith Corp.	141,168
709	Carrier Global Corp.	28,190
2,613	Masco Corp.	120,904
		290,262
Commodity Chemicals - 0.0% (b)
300	Dow, Inc.	14,022

Communications Equipment - 2.1%
20,551	Arista Networks, Inc. (a)	2,483,794
2,948	F5, Inc. (a)	421,299
		2,905,093
Construction Machinery & Heavy Trucks - 3.1%
11,783	Allison Transmission Holdings, Inc.	497,832
12,484	Caterpillar, Inc.	2,702,287
1,050	Cummins, Inc.	256,735
17,540	Terex Corp.	711,072
		4,167,926
Construction Materials - 0.1%
350	Martin Marietta Materials, Inc.	117,593

Consumer Finance - 4.1%
27,931	Ally Financial, Inc.	769,778
6,008	Capital One Financial Corp.	636,968
21,527	Discover Financial Services	2,248,710
25,741	Encore Capital Group, Inc. (a)	1,310,732
16,774	Synchrony Financial	596,483
		5,562,671
Data Processing & Outsourced Services - 1.4%
3,340	CSG Systems International, Inc.	215,998
100	Global Payments, Inc.	11,426
425	Jack Henry & Associates, Inc.	84,601
3,097	Mastercard, Inc. - Class A	1,016,373
375	Paychex, Inc.	44,366
2,277	Visa, Inc. - Class A	471,703
		1,844,467
Department Stores - 0.0% (b)
102	Macy’s, Inc.	2,127

Distributors - 0.1%
793	Genuine Parts Co.	141,043

Diversified Banks - 0.2%
3,138	Citigroup, Inc.	143,909
679	JPMorgan Chase & Co.	85,473
		229,382
Diversified Chemicals - 0.5%
22,272	Chemours Co.	637,647

Diversified Metals & Mining - 0.0% (b)
130	Teck Resources Ltd. - Class B (c)	3,957

Electric Utilities - 2.3%
464	Constellation Energy Corp.	43,867
7,861	Edison International	471,974
808	Entergy Corp.	86,569
20,745	Exelon Corp.	800,550
39,275	Portland General Electric Co.	1,765,018
		3,167,978
Electrical Components & Equipment - 0.2%
1,018	ABB Ltd. ADR (c)	28,341
2,308	Emerson Electric Co.	199,873
		228,214
Environmental & Facilities Services - 0.2%
1,174	Republic Services, Inc.	155,696
609	Waste Management, Inc.	96,447
		252,143
Financial Exchanges & Data - 0.2%
320	FactSet Research Systems, Inc.	136,157
300	Morningstar, Inc.	69,654
		205,811
Food Distributors - 0.1%
918	Sysco Corp.	79,462

Food Retail - 0.2%
6,161	Kroger Co.	291,354

Gas Utilities - 0.3%
1,570	Southwest Gas Holdings, Inc.	114,720
10,166	UGI Corp.	359,165
		473,885
General Merchandise Stores - 0.2%
1,251	Target Corp.	205,477

Health Care Distributors - 3.6%
4,775	AmerisourceBergen Corp.	750,725
1,837	Cardinal Health, Inc.	139,428
10,215	McKesson Corp.	3,977,415
		4,867,568
Health Care Equipment - 0.3%
3,997	Abbott Laboratories	395,463
400	Baxter International, Inc.	21,740
		417,203
Health Care Facilities - 0.3%
1,597	HCA Healthcare, Inc.	347,300
654	Universal Health Services, Inc. - Class B	75,779
		423,079
Health Care Services - 2.3%
18,597	AMN Healthcare Services, Inc. (a)	2,333,923
1,003	Cigna Corp.	324,029
2,140	CVS Health Corp.	202,658
975	Laboratory Corp. of America Holdings	216,313
60	Quest Diagnostics, Inc.	8,619
		3,085,542
Health Care Supplies - 0.0% (b)
19	Alcon, Inc. (c)	1,153

Heavy Electrical Equipment - 0.0% (b)
50	Accelleron Industries AG ADR (a)(c)	845

Home Furnishings - 0.1%
7,152	Tempur Sealy International, Inc.	192,317

Home Improvement Retail - 1.1%
2,181	Home Depot, Inc.	645,860
4,527	Lowe’s Cos., Inc.	882,539
		1,528,399
Homebuilding - 1.0%
1,046	Lennar Corp. - Class A	84,412
5,798	MDC Holdings, Inc.	176,607
12,677	PulteGroup, Inc.	506,953
22,021	Taylor Morrison Home Corp. (a)	580,033
		1,348,005
Homefurnishing Retail - 0.7%
7,632	Williams-Sonoma, Inc.	945,071

Hotels, Resorts & Cruise Lines - 0.3%
207	Booking Holdings, Inc. (a)	386,982
509	Marriott International, Inc. - Class A	81,496
		468,478
Household Appliances - 0.1%
709	Whirlpool Corp.	98,012

Household Products - 0.1%
1,061	Procter & Gamble Co.	142,885

Housewares & Specialties - 0.0% (b)
450	Newell Brands, Inc.	6,215

Hypermarkets & Super Centers - 0.8%
1,322	Costco Wholesale Corp.	662,983
2,650	Walmart, Inc.	377,174
		1,040,157
Industrial Conglomerates - 0.1%
1,293	3M Co.	162,646

Industrial Gases - 0.0% (b)
50	Linde PLC (c)	14,868

Industrial Machinery - 2.0%
5,327	Dover Corp.	696,186
85	Fortive Corp.	5,432
611	Illinois Tool Works, Inc.	130,467
4,271	Middleby Corp. (a)	597,342
933	Mueller Industries, Inc.	58,443
350	Otis Worldwide Corp.	24,724
3,961	Parker-Hannifin Corp.	1,151,146
103	Snap-on, Inc.	22,871
		2,686,611
Integrated Oil & Gas - 2.1%
132	BP PLC ADR (c)	4,393
400	Chevron Corp.	72,360
21,221	Exxon Mobil Corp.	2,351,499
403	Occidental Petroleum Corp.	29,258
9,149	Suncor Energy, Inc. (c)	314,634
855	TotalEnergies SE ADR (c)	46,828
		2,818,972
Interactive Home Entertainment - 0.2%
2,376	Take-Two Interactive Software, Inc. (a)	281,508

Interactive Media & Services - 1.9%
26,572	Alphabet, Inc. - Class A (a)	2,511,320
95	Match Group, Inc. (a)	4,104
276	Meta Platforms, Inc. - Class A (a)	25,712
		2,541,136
Internet & Direct Marketing Retail - 0.2%
2,086	Amazon.com, Inc. (a)	213,690

Internet Services & Infrastructure - 0.8%
5,748	VeriSign, Inc. (a)	1,152,244

Investment Banking & Brokerage - 1.6%
15	Charles Schwab Corp.	1,195
675	Goldman Sachs Group, Inc.	232,544
9,799	Morgan Stanley	805,184
9,692	Raymond James Financial, Inc.	1,145,013
		2,183,936
IT Consulting & Other Services - 0.4%
1,304	Accenture PLC - Class A (c)	370,206
1,312	International Business Machines Corp.	181,436
		551,642
Leisure Products - 0.0% (b)
55	Brunswick Corp.	3,887

Life & Health Insurance - 5.3%
10,524	Brighthouse Financial, Inc. (a)	600,605
29,741	Manulife Financial Corp. (c)	492,214
47,606	MetLife, Inc.	3,485,235
949	Principal Financial Group, Inc.	83,635
1,690	Prudential Financial, Inc.	177,771
1,957	Sun Life Financial, Inc. (c)	83,075
49,538	Unum Group	2,258,437
		7,180,972
Life Sciences Tools & Services - 2.3%
15	ICON PLC (a)(c)	2,968
121	Mettler-Toledo International, Inc. (a)	153,057
447	Thermo Fisher Scientific, Inc.	229,745
9,229	Waters Corp. (a)	2,761,040
		3,146,810
Managed Health Care - 3.3%
226	Centene Corp. (a)	19,239
311	Elevance Health, Inc.	170,045
5,559	Molina Healthcare, Inc. (a)	1,994,903
4,137	UnitedHealth Group, Inc.	2,296,656
		4,480,843
Metal & Glass Containers - 0.1%
90	Berry Global Group, Inc. (a)	4,259
1,926	Silgan Holdings, Inc.	91,215
		95,474
Movies & Entertainment - 0.3%
250	Walt Disney Co. (a)	26,635
4,425	World Wrestling Entertainment, Inc. - Class A	349,088
		375,723
Multi-line Insurance - 0.3%
1,193	Assurant, Inc.	162,081
3,152	Hartford Financial Services Group, Inc.	228,236
		390,317
Multi-Sector Holdings - 0.8%
3,472	Berkshire Hathaway, Inc. - Class B (a)	1,024,552

Multi-Utilities - 0.2%
7,835	CenterPoint Energy, Inc.	224,159
89	Dominion Energy, Inc.	6,227
		230,386
Oil & Gas Equipment & Services - 0.1%
205	Halliburton Co.	7,466
3,463	Schlumberger N.V. (c)	180,180
		187,646
Oil & Gas Exploration & Production - 0.5%
4,268	ConocoPhillips	538,152
1,327	Hess Corp.	187,213
		725,365
Oil & Gas Refining & Marketing - 0.8%
2,224	CVR Energy, Inc.	86,869
200	Marathon Petroleum Corp.	22,724
21,285	PBF Energy, Inc. - Class A (a)	941,861
612	Phillips 66	63,825
		1,115,279
Other Diversified Financial Services - 0.2%
3,260	Voya Financial, Inc.	222,854

Packaged Foods & Meats - 1.5%
2,568	Hershey Co.	613,161
4,426	Kraft Heinz Co.	170,268
3,881	Pilgrim’s Pride Corp. (a)	89,457
17,146	Tyson Foods, Inc. - Class A	1,171,929
		2,044,815
Personal Products - 0.7%
24,411	Edgewell Personal Care Co.	956,667

Pharmaceuticals - 3.9%
97,622	Corcept Therapeutics, Inc. (a)	2,791,989
3,062	Eli Lilly & Co.	1,108,720
1,153	Johnson & Johnson	200,587
1,118	Merck & Co., Inc.	113,142
14,595	Pfizer, Inc.	679,397
4,630	Prestige Consumer Healthcare, Inc. (a)	252,242
3,361	Supernus Pharmaceuticals, Inc. (a)	115,181
		5,261,258
Property & Casualty Insurance - 1.8%
8,194	Allstate Corp.	1,034,492
300	Cincinnati Financial Corp.	30,996
7,727	Travelers Cos., Inc.	1,425,322
		2,490,810
Railroads - 0.3%
955	Canadian Pacific Railway Ltd. (c)	71,138
7,795	CSX Corp.	226,523
609	Union Pacific Corp.	120,058
		417,719
Real Estate Services - 0.0% (b)
956	CBRE Group, Inc. - Class A (a)	67,819

Regional Banks - 1.9%
605	First Citizens BancShares, Inc. - Class A	497,383
2,046	Hancock Whitney Corp.	114,310
1,108	Hilltop Holdings, Inc.	32,077
27,487	Popular, Inc. (c)	1,943,881
		2,587,651
Reinsurance - 0.4%
3,837	Reinsurance Group of America, Inc.	564,691

Research & Consulting Services - 0.5%
2,001	CACI International, Inc. - Class A (a)	608,364
70	Leidos Holdings, Inc.	7,111
40	Science Applications International Corp.	4,334
183	Verisk Analytics, Inc.	33,458
		653,267
Restaurants - 0.5%
30	Darden Restaurants, Inc.	4,294
120	Dave & Buster’s Entertainment, Inc. (a)	4,782
809	McDonald’s Corp.	220,582
60	Starbucks Corp.	5,195
2,887	Texas Roadhouse, Inc.	285,669
818	Yum! Brands, Inc.	96,728
		617,250
Semiconductor Equipment - 0.3%
2,280	Applied Materials, Inc.	201,301
544	Lam Research Corp.	220,200
		421,501
Semiconductors - 0.4%
80	Advanced Micro Devices, Inc. (a)	4,805
153	Broadcom, Inc.	71,928
1,345	Diodes, Inc. (a)	96,396
64	Intel Corp.	1,820
1,954	Qualcomm, Inc.	229,908
528	Texas Instruments, Inc.	84,813
		489,670
Soft Drinks - 0.6%
4,763	Coca-Cola Co.	285,066
1,821	Keurig Dr. Pepper, Inc.	70,728
2,392	PepsiCo, Inc.	434,339
		790,133
Specialty Chemicals - 2.0%
240	DuPont de Nemours, Inc.	13,728
33,877	Eastman Chemical Co.	2,602,092
397	NewMarket Corp.	120,823
225	PPG Industries, Inc.	25,691
		2,762,334
Specialty Stores - 0.1%
493	Tractor Supply Co.	108,347

Steel - 0.5%
1,693	Nucor Corp.	222,426
1,148	Reliance Steel & Aluminum Co.	231,299
5,584	Worthington Industries, Inc.	265,575
		719,300
Systems Software - 4.1%
11,122	Microsoft Corp.	2,581,750
5,218	Oracle Corp.	407,369
5,556	Palo Alto Networks, Inc. (a)	953,354
11,583	Qualys, Inc. (a)	1,651,272
		5,593,745
Technology Hardware, Storage & Peripherals - 4.3%
37,811	Apple, Inc.	5,797,939

Thrifts & Mortgage Finance - 0.2%
2,415	Walker & Dunlop, Inc.	217,253

Tobacco - 0.0% (b)
909	Altria Group, Inc.	42,059

	TOTAL COMMON STOCKS (Cost $83,301,230)	128,921,942

INVESTMENT COMPANIES - 0.9%
6,974	SPDR Portfolio S&P 500 Growth ETF	365,159
13,740	SPDR Portfolio S&P 500 Value ETF	527,891
50	SPDR S&P 500 ETF Trust	19,310
1,505	SPDR S&P 600 Small Cap Growth ETF	112,634
2,694	SPDR S&P 600 Small CapValue ETF	207,034
	TOTAL INVESTMENT COMPANIES (Cost $938,377)	1,232,028

REAL ESTATE INVESMENT TRUSTS - 3.4%
115	Four Corners Property Trust, Inc.	2,946
9,252	Gaming and Leisure Properties, Inc.	463,710
9,835	Iron Mountain, Inc.	492,439
27,710	Lamar Advertising Co. - Class A	2,555,693
3,834	Prologis, Inc.	424,616
1,594	Retail Opportunity Investments Corp.	23,081
2,344	SBA Communications Corp.	632,646
240	Weyerhaeuser Co.	7,423
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $4,145,812)	4,602,554

MONEY MARKET FUNDS - 0.6%
819,225	First American Government Obligations Fund - Class X, 2.92% (d)	819,225
	TOTAL MONEY MARKET FUNDS (Cost $819,225)	819,225

	TOTAL INVESTMENTS (Cost $89,204,644) - 100.0%	135,575,749
	Other Assets in Excess of Liabilities - 0.0% (b)	15,183
	TOTAL NET ASSETS - 100.0%	$135,590,932

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Foreign issued security.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Burney U.S. Factor Rotation ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2022:

DESCRIPTION	Level 1	Level 2	Level 3	TOTAL
Burney U.S. Factor Rotation ETF
Assets*
Common Stocks	$128,921,942	$-	$-	$128,921,942
Investment Companies	1,232,028	-	-	1,232,028
Real Estate Investment Trusts	4,602,554	-	-	4,602,554
Money Market Funds	819,225	-	-	819,225
Total Investments in Securities	$135,575,749	$-	$-	$135,575,749

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended October 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.